Share capital	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Share capital
15.	Share capital
On June 28, 2021, Intchains Group Limited, was incorporated in the Cayman Islands as an exempted company with limited liability to become our offshore holding company with authorized share capital of US$50,000 divided into 500,000,000 shares of a par value of US$0.0001 each. On June 28, 2021, the Company issued 1,000,000 ordinary shares to existing shareholders at a price of US$0.0001 per share for a total cash consideration of US$100. All share capital is unpaid yet.
On December 14, 2021, the directors of the Company and shareholders approved that, 176,470 ordinary shares of the Company to be issued and allotted to Golden Stone Capital Limited at a consideration of RMB100,000,000.
On July 8, 2022, the Company effected 100 for 1 stock subdivision, such that the (i) authorized share capital of the Company was subdivided from US$50,000 divided into 500,000,000 shares, US$0.0001 par value each to US$50,000 divided into 50,000,000,000 shares, US$0.000001 par value each, and (ii) the issued and outstanding shares were 117,647,000 shares of par value of US$0.000001 each.
In March 2023, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market. In the IPO, 1,114,516 American depositary shares (“ADSs”), representing 2,229,032 Class A ordinary shares, were issued and sold to the public at a price of USD 8.00 per ADS, after underwriter partially exercised over-allotment option to purchase additional ADSs. Net proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled
RMB38,211,000, after deducting underwriting discounts and commission, and other incremental costs directly attributable to IPO.
Upon the completion of IPO, the authorized share capital of the Company was re-classified
and
re-designated
such that the authorized share capital of the Company became US$50,000 divided into 50,000,000,000 shares of a par value of US$0.000001 each, comprising of (a) 49,934,912,000 Class A ordinary shares of a par value of US$0.000001 each (the “Class A Ordinary Shares”); and (b) 65,088,000 Class B ordinary shares of a par value of US$0.000001 each (the “Class B Ordinary Shares”). On March 20, 2023, 52,559,000 and 65,088,000 ordinary shares held by the existing shareholders before IPO were respectively re-designated
as Class A Ordinary Shares and Class B Ordinary Shares. Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company. Each Class B Ordinary Share shall be converted at the option of the holder, at any time after issue and without the payment of any additional sum, into one fully paid Class A Ordinary Share calculated at the conversion rate. Upon any sale, transfer, assignment or disposition of Class B Ordinary Shares by a holder thereof to any person or entity which is not an Affiliate of such holder, such Class B Ordinary Shares validly transferred to the new holder shall be automatically and immediately converted into an equal number of Class A Ordinary Shares.
In November 2023, 1,095,760 Class B ordinary shares were converted into Class A ordinary shares by the holder on a one-for-one
basis.
On January 22, 2024, Maxim Partners LLC exercised the Underwriter’s Warrants granted in connection with our initial public offering on the Nasdaq Capital Market in full through a cashless exercise to acquire 7,921 of our ADSs.
On May 28, 2024 and December 3, 2024 the Company issued 65,609 and 29,182 ADSs under the 2022 Share Incentive Plan. As of December 31, 2023 and 2024, nil and 30,247 ADSs are considered issued but not outstanding.
As of December 31, 2023 and 2024, there were a total of 119,876,032 and 120,081,456 Class A and Class B ordinary shares issued, 119,876,032 and 120,020,962 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2024, the outstanding shares consist of (1) 56,028,722 Class A ordinary shares and (2) 63,992,240 Class B ordinary shares, which were held by the Chairman and CEO, and CTO of the Group.